Schedule of Investments (unaudited)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Axon Enterprise Inc.(a)	43,841	$4,084,666
Boeing Co. (The)(a)	1,082,664	148,021,822
BWX Technologies Inc.	159,965	8,812,472
Curtiss-Wright Corp.	108,283	14,299,853
General Dynamics Corp.	708,492	156,753,855
HEICO Corp.(b)	8,182	1,072,824
HEICO Corp., Class A	12,740	1,342,541
Hexcel Corp.	242,273	12,673,300
Howmet Aerospace Inc.	970,627	30,526,219
Huntington Ingalls Industries Inc.	87,422	19,042,260
L3Harris Technologies Inc.	553,341	133,742,520
Mercury Systems Inc.(a)(b)	156,911	10,094,085
Northrop Grumman Corp.(b)	370,710	177,410,685
Raytheon Technologies Corp.	4,268,879	410,281,961
Spirit AeroSystems Holdings Inc., Class A	120	3,516
Textron Inc.	609,426	37,217,646
TransDigm Group Inc.(a)	92,538	49,662,368
Woodward Inc.(b)	167,164	15,460,998
		1,230,503,591
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	261,920	26,550,830
Expeditors International of Washington Inc.(b)	331,409	32,299,121
FedEx Corp.(b)	690,297	156,497,233
GXO Logistics Inc.(a)(b)	270,289	11,695,405
United Parcel Service Inc., Class B	228,253	41,665,303
		268,707,892
Airlines — 0.3%
Alaska Air Group Inc.(a)(b)	358,474	14,356,884
American Airlines Group Inc.(a)(b)	1,855,858	23,532,280
Copa Holdings SA, Class A, NVS(a)(b)	91,160	5,776,809
JetBlue Airways Corp.(a)	936,971	7,842,447
Southwest Airlines Co.(a)(b)	1,701,967	61,475,048
United Airlines Holdings Inc.(a)(b)	937,324	33,200,016
		146,183,484
Auto Components — 0.2%
Aptiv PLC(a)(b)	582,014	51,839,987
BorgWarner Inc.	687,492	22,941,608
Gentex Corp.	683,436	19,115,705
Lear Corp.	172,736	21,745,735
QuantumScape Corp.(a)(b)	703,465	6,042,764
		121,685,799
Automobiles — 0.6%
Ford Motor Co.	11,335,800	126,167,454
General Motors Co.(a)	4,182,627	132,840,233
Harley-Davidson Inc.	386,556	12,238,363
Lucid Group Inc.(a)(b)	93,129	1,598,094
Rivian Automotive Inc., Class A(a)(b)	511,940	13,177,336
Thor Industries Inc.	152,010	11,359,707
		297,381,187
Banks — 7.1%
Bank of America Corp.	20,162,555	627,660,337
Bank of Hawaii Corp.	113,541	8,447,450
Bank OZK.	339,022	12,723,496
BOK Financial Corp.	78,468	5,930,611
Citigroup Inc.	5,659,514	260,281,049
Citizens Financial Group Inc.	1,403,051	50,074,890
Comerica Inc.	375,346	27,542,889
Security	Shares	Value

Banks (continued)
Commerce Bancshares Inc.	316,475	$20,776,584
Cullen/Frost Bankers Inc.	167,588	19,515,623
East West Bancorp. Inc.	406,343	26,331,026
Fifth Third Bancorp.	1,958,108	65,792,429
First Citizens BancShares Inc./NC, Class A	26,366	17,237,563
First Hawaiian Inc.	375,358	8,524,380
First Horizon Corp.	1,520,516	33,238,480
First Republic Bank/CA	513,784	74,087,653
FNB Corp.	1,002,610	10,888,345
Huntington Bancshares Inc./OH	4,124,308	49,615,425
JPMorgan Chase & Co.	8,373,495	942,939,272
KeyCorp	2,670,234	46,008,132
M&T Bank Corp.	510,444	81,359,669
PacWest Bancorp.	314,591	8,386,996
Pinnacle Financial Partners Inc.(b)	215,324	15,570,078
PNC Financial Services Group Inc. (The)	1,184,264	186,841,331
Popular Inc.	213,949	16,459,097
Prosperity Bancshares Inc.	254,241	17,357,033
Regions Financial Corp.	2,677,330	50,199,938
Signature Bank/New York NY	168,958	30,278,963
SVB Financial Group(a)	61,114	24,139,419
Synovus Financial Corp.	413,638	14,911,650
Truist Financial Corp.	3,813,120	180,856,282
U.S. Bancorp.	3,848,900	177,126,378
Umpqua Holdings Corp.	628,852	10,545,848
Webster Financial Corp.	516,242	21,759,600
Wells Fargo & Co.	10,887,358	426,457,813
Western Alliance Bancorp.	117,882	8,322,469
Wintrust Financial Corp.	172,428	13,820,104
Zions Bancorp. NA	427,925	21,781,383
		3,613,789,685
Beverages — 1.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)	1,534	464,756
Brown-Forman Corp., Class A(b)	53,849	3,642,346
Brown-Forman Corp., Class B, NVS	217,321	15,247,241
Coca-Cola Co. (The)	2,800,047	176,150,957
Constellation Brands Inc., Class A	442,816	103,202,697
Keurig Dr Pepper Inc.	2,464,835	87,230,511
Molson Coors Beverage Co., Class B	501,826	27,354,535
Monster Beverage Corp.(a)	80,153	7,430,183
PepsiCo Inc.	613,306	102,213,578
		522,936,804
Biotechnology — 1.5%
Amgen Inc.	245,792	59,801,194
Biogen Inc.(a)	419,018	85,454,531
BioMarin Pharmaceutical Inc.(a)	530,306	43,946,458
Exact Sciences Corp.(a)(b)	411,188	16,196,695
Exelixis Inc.(a)	98,431	2,049,333
Gilead Sciences Inc.	3,602,817	222,690,119
Horizon Therapeutics PLC(a)	45,433	3,623,736
Incyte Corp.(a)	66,553	5,056,031
Ionis Pharmaceuticals Inc.(a)(b)	30,143	1,115,894
Mirati Therapeutics Inc.(a)(b)	123,575	8,295,590
Moderna Inc.(a)	928,363	132,616,655
Natera Inc.(a)(b)	16,498	584,689
Regeneron Pharmaceuticals Inc.(a)	253,784	150,019,336
Ultragenyx Pharmaceutical Inc.(a)(b)	35,177	2,098,660
United Therapeutics Corp.(a)	128,165	30,200,801

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	41,409	$11,668,642
		775,418,364
Building Products — 0.7%
A O Smith Corp.	279,696	15,293,777
Allegion PLC	52,380	5,128,002
Armstrong World Industries Inc.(b)	56,488	4,234,340
AZEK Co. Inc. (The)(a)(b)	325,595	5,450,460
Builders FirstSource Inc.(a)	490,730	26,352,201
Carlisle Companies Inc.	22,515	5,372,304
Carrier Global Corp.	2,436,015	86,868,295
Fortune Brands Home & Security Inc.	245,791	14,717,965
Hayward Holdings Inc.(a)	198,940	2,862,747
Johnson Controls International PLC	1,989,379	95,251,467
Lennox International Inc.	92,793	19,170,106
Masco Corp.	642,114	32,490,968
Owens Corning.	277,064	20,588,626
Trane Technologies PLC	281,034	36,497,886
		370,279,144
Capital Markets — 4.7%
Affiliated Managers Group Inc.(b)	110,276	12,858,182
Ameriprise Financial Inc.	114,238	27,152,088
Bank of New York Mellon Corp. (The)	2,099,368	87,564,639
BlackRock Inc.(c)	430,762	262,351,288
Carlyle Group Inc. (The)	594,792	18,831,115
Cboe Global Markets Inc.	304,230	34,435,794
Charles Schwab Corp. (The)	1,938,953	122,503,051
CME Group Inc.	1,029,093	210,655,337
Coinbase Global Inc., Class A(a)(b)	445,153	20,931,094
Evercore Inc., Class A	110,275	10,322,843
Franklin Resources Inc.	814,163	18,978,140
Goldman Sachs Group Inc. (The)	954,930	283,633,309
Interactive Brokers Group Inc., Class A	266,782	14,675,678
Intercontinental Exchange Inc.(b)	1,581,847	148,756,892
Invesco Ltd.	1,072,842	17,304,941
Janus Henderson Group PLC	395,849	9,306,410
Jefferies Financial Group Inc.	600,293	16,580,093
KKR & Co. Inc.	1,643,801	76,091,548
Lazard Ltd., Class A	262,362	8,503,152
Moody's Corp.(b)	26,194	7,123,982
Morgan Stanley	3,663,037	278,610,594
Morningstar Inc.(b)	6,015	1,454,607
MSCI Inc.	55,963	23,065,150
Nasdaq Inc.	329,372	50,242,405
Northern Trust Corp.	590,706	56,991,315
Raymond James Financial Inc.	514,578	46,008,419
Robinhood Markets Inc., Class A(a)(b)	1,595,686	13,116,539
S&P Global Inc.	975,034	328,644,960
SEI Investments Co.(b)	292,152	15,782,051
State Street Corp.	1,054,447	65,006,658
Stifel Financial Corp.	297,804	16,682,980
T Rowe Price Group Inc.	643,081	73,060,432
Tradeweb Markets Inc., Class A(b)	113,969	7,778,384
Virtu Financial Inc., Class A	286,078	6,697,086
		2,391,701,156
Chemicals — 2.5%
Air Products and Chemicals Inc	634,753	152,645,401
Albemarle Corp.	163,233	34,112,432
Ashland Global Holdings Inc.	144,450	14,885,573
Axalta Coating Systems Ltd.(a)(b)	472,396	10,444,676
Security	Shares	Value

Chemicals (continued)
Celanese Corp.	311,137	$36,592,823
Chemours Co. (The)	176,094	5,638,530
Corteva Inc.	2,073,074	112,236,226
Dow Inc.	2,084,705	107,591,625
DuPont de Nemours Inc.	1,454,467	80,839,276
Eastman Chemical Co.	367,682	33,006,813
Ecolab Inc.	83,447	12,830,811
Element Solutions Inc.(b)	674,222	12,001,152
FMC Corp.	238,184	25,488,070
Ginkgo Bioworks Holdings Inc.(a)(b)	1,880,577	4,475,773
Huntsman Corp.	556,167	15,767,334
International Flavors & Fragrances Inc.	728,194	86,742,469
Linde PLC(b)	1,139,398	327,611,107
LyondellBasell Industries NV, Class A	738,519	64,590,872
Mosaic Co. (The)	911,316	43,041,455
NewMarket Corp.	16,930	5,095,253
Olin Corp.	402,003	18,604,699
PPG Industries Inc.	317,684	36,323,989
RPM International Inc.	347,902	27,386,845
Scotts Miracle-Gro Co. (The)	76,259	6,023,698
Westlake Corp.(b)	94,817	9,293,962
		1,283,270,864
Commercial Services & Supplies — 0.3%
Cintas Corp.	16,868	6,300,704
Clean Harbors Inc.(a)	146,455	12,839,710
Driven Brands Holdings Inc.(a)(b)	144,391	3,976,528
IAA Inc.(a)	65,723	2,153,743
MSA Safety Inc.	65,132	7,885,531
Republic Services Inc.	554,825	72,609,948
Rollins Inc.(b)	44,909	1,568,222
Stericycle Inc.(a)	260,309	11,414,550
Tetra Tech Inc.(b)	90,119	12,305,749
Waste Management Inc.	75,715	11,582,881
		142,637,566
Communications Equipment — 1.4%
Ciena Corp.(a)(b)	436,016	19,925,931
Cisco Systems Inc.	11,936,007	508,951,338
F5 Inc.(a)	173,690	26,581,518
Juniper Networks Inc.	918,271	26,170,723
Lumentum Holdings Inc.(a)(b)	198,100	15,733,102
Motorola Solutions Inc.(b)	470,865	98,693,304
Ubiquiti Inc.(b)	12,198	3,027,666
Viasat Inc.(a)	189,143	5,793,450
		704,877,032
Construction & Engineering — 0.2%
AECOM.	357,004	23,283,801
MasTec Inc.(a)	168,519	12,076,071
MDU Resources Group Inc.	588,328	15,878,973
Quanta Services Inc.	185,771	23,284,537
Valmont Industries Inc.	51,981	11,676,492
WillScot Mobile Mini Holdings Corp.(a)	291,183	9,440,153
		95,640,027
Construction Materials — 0.2%
Eagle Materials Inc.	19,185	2,109,199
Martin Marietta Materials Inc.	163,014	48,780,310
Vulcan Materials Co.	194,913	27,697,137
		78,586,646
Consumer Finance — 1.1%
Ally Financial Inc.	927,471	31,079,553

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
American Express Co.	1,618,652	$224,377,540
Capital One Financial Corp.	1,137,908	118,558,635
Credit Acceptance Corp.(a)(b)	17,956	8,500,550
Discover Financial Services	806,378	76,267,231
OneMain Holdings Inc.	337,869	12,629,543
SLM Corp.	771,380	12,295,797
SoFi Technologies Inc.(a)	2,283,061	12,031,732
Synchrony Financial	1,436,029	39,663,121
Upstart Holdings Inc.(a)(b)	170,489	5,390,862
		540,794,564
Containers & Packaging — 0.6%
Amcor PLC	4,310,580	53,580,509
AptarGroup Inc.	190,320	19,642,927
Ardagh Group SA(a)	42,326	496,484
Ardagh Metal Packaging SA(b)	225,522	1,375,684
Avery Dennison Corp.	90,091	14,583,030
Ball Corp.	542,881	37,333,926
Berry Global Group Inc.(a)(b)	193,845	10,591,691
Crown Holdings Inc.	40,485	3,731,503
Graphic Packaging Holding Co.(b)	201,431	4,129,336
International Paper Co.	1,063,586	44,489,802
Packaging Corp. of America.	266,184	36,600,300
Silgan Holdings Inc.	241,599	9,990,119
Sonoco Products Co.	276,249	15,757,243
Westrock Co.	726,712	28,952,206
		281,254,760
Distributors — 0.2%
Genuine Parts Co.	366,703	48,771,499
LKQ Corp.	752,631	36,946,656
		85,718,155
Diversified Consumer Services — 0.1%
ADT Inc.(b)	600,420	3,692,583
Bright Horizons Family Solutions Inc.(a)(b)	121,857	10,299,354
Grand Canyon Education Inc.(a)	91,393	8,608,307
H&R Block Inc.	76,322	2,695,693
Mister Car Wash Inc.(a)(b)	85,838	933,917
Service Corp. International	443,148	30,630,390
Terminix Global Holdings Inc.(a)	352,736	14,338,718
		71,198,962
Diversified Financial Services — 2.9%
Apollo Global Management Inc.	314,156	15,230,283
Berkshire Hathaway Inc., Class B(a)	5,179,217	1,414,029,825
Equitable Holdings Inc.	1,100,275	28,684,169
Voya Financial Inc.	291,892	17,376,331
		1,475,320,608
Diversified Telecommunication Services — 2.1%
AT&T Inc.	20,553,787	430,807,375
Frontier Communications Parent Inc.(a)(b)	703,335	16,556,506
Lumen Technologies Inc.	2,951,978	32,206,080
Verizon Communications Inc.	12,065,880	612,343,410
		1,091,913,371
Electric Utilities — 3.7%
Alliant Energy Corp.	720,343	42,219,303
American Electric Power Co. Inc.	1,478,571	141,854,102
Avangrid Inc.	203,620	9,390,954
Constellation Energy Corp.	938,575	53,742,805
Duke Energy Corp.	2,209,830	236,915,874
Edison International	1,080,629	68,338,978
Entergy Corp.	583,451	65,719,921
Security	Shares	Value

Electric Utilities (continued)
Evergy Inc.	630,911	$41,166,943
Eversource Energy	984,250	83,139,597
Exelon Corp.	2,816,932	127,663,358
FirstEnergy Corp.	1,560,730	59,916,425
Hawaiian Electric Industries Inc.	312,540	12,782,886
IDACORP Inc.	144,591	15,315,079
NextEra Energy Inc.	5,636,168	436,577,573
NRG Energy Inc.	677,884	25,874,832
OGE Energy Corp.	573,759	22,124,147
PG&E Corp.(a)(b)	4,458,821	44,499,034
Pinnacle West Capital Corp.	324,377	23,718,446
PPL Corp.	2,118,149	57,465,382
Southern Co. (The)	3,045,293	217,159,844
Xcel Energy Inc.	1,559,962	110,382,911
		1,895,968,394
Electrical Equipment — 0.9%
Acuity Brands Inc.(b)	98,490	15,171,399
AMETEK Inc.	662,250	72,774,652
Eaton Corp. PLC	1,148,069	144,645,213
Emerson Electric Co.	1,150,470	91,508,384
Hubbell Inc.	154,558	27,600,968
nVent Electric PLC	482,111	15,104,538
Plug Power Inc.(a)(b)	750,270	12,431,974
Regal Rexnord Corp.	192,532	21,856,233
Rockwell Automation Inc.	108,631	21,651,245
Sensata Technologies Holding PLC(b)	450,971	18,629,612
Sunrun Inc.(a)(b)	590,031	13,783,124
Vertiv Holdings Co.	733,996	6,033,447
		461,190,789
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	414,137	26,662,140
Arrow Electronics Inc.(a)(b)	179,528	20,123,294
Avnet Inc.	267,705	11,479,190
Cognex Corp.(b)	34,428	1,463,879
Coherent Inc.(a)	5,591	1,488,436
Corning Inc.	2,041,743	64,335,322
II-VI Inc.(a)	302,084	15,391,180
IPG Photonics Corp.(a)	99,748	9,389,279
Jabil Inc.	71,926	3,683,330
Keysight Technologies Inc.(a)	38,685	5,332,727
Littelfuse Inc.	69,453	17,643,840
National Instruments Corp.	326,912	10,209,462
TD SYNNEX Corp.	124,114	11,306,785
Teledyne Technologies Inc.(a)(b)	133,079	49,919,264
Trimble Inc.(a)	717,567	41,783,926
Vontier Corp.	174,333	4,007,916
Zebra Technologies Corp., Class A(a)	88,662	26,062,195
		320,282,165
Energy Equipment & Services — 0.6%
Baker Hughes Co.	2,660,828	76,818,104
Halliburton Co.(b)	1,413,119	44,315,412
NOV Inc.	1,131,168	19,128,051
Schlumberger NV	4,062,777	145,284,906
		285,546,473
Entertainment — 1.9%
Activision Blizzard Inc.	2,227,251	173,413,763
AMC Entertainment Holdings Inc., Class A(a)(b)	1,484,160	20,110,368
Electronic Arts Inc.	751,698	91,444,062

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	53,640	$3,109,511
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	512,064	32,500,702
Live Nation Entertainment Inc.(a)	221,335	18,277,844
Madison Square Garden Sports Corp.(a)	26,742	4,038,042
Netflix Inc.(a)	690,979	120,831,498
Playtika Holding Corp.(a)(b)	37,421	495,454
Roku Inc.(a)	246,615	20,256,956
Take-Two Interactive Software Inc.(a)	78,418	9,608,557
Walt Disney Co. (The)(a)	4,880,241	460,694,750
Warner Bros. Discovery Inc.(a)	1,806,068	24,237,433
		979,018,940
Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexandria Real Estate Equities Inc.	464,602	67,381,228
American Campus Communities Inc.	397,965	25,656,804
American Homes 4 Rent, Class A	871,501	30,885,995
American Tower Corp.	310,812	79,440,439
Americold Realty Trust Inc.	775,105	23,284,154
Apartment Income REIT Corp.	414,214	17,231,302
AvalonBay Communities Inc.	401,435	77,978,749
Boston Properties Inc.	450,343	40,071,520
Brixmor Property Group Inc.	857,003	17,320,031
Camden Property Trust	272,210	36,606,801
Cousins Properties Inc.	426,276	12,460,047
CubeSmart.	642,261	27,437,390
Digital Realty Trust Inc.	812,644	105,505,570
Douglas Emmett Inc.	485,619	10,868,153
Duke Realty Corp.	1,102,177	60,564,626
EastGroup Properties Inc.	118,122	18,229,768
EPR Properties.	207,088	9,718,640
Equinix Inc.(b)	64,280	42,233,246
Equity LifeStyle Properties Inc.(b)	197,520	13,919,234
Equity Residential	1,064,305	76,864,107
Essex Property Trust Inc.	186,763	48,840,392
Extra Space Storage Inc.(b)	333,666	56,763,260
Federal Realty Investment Trust	226,381	21,673,717
First Industrial Realty Trust Inc.	378,499	17,971,132
Gaming and Leisure Properties Inc.	679,780	31,174,711
Healthcare Trust of America Inc., Class A	656,844	18,332,516
Healthpeak Properties Inc.	1,549,582	40,149,670
Highwoods Properties Inc.	298,471	10,204,723
Host Hotels & Resorts Inc.	2,034,204	31,896,319
Hudson Pacific Properties Inc.	381,490	5,661,312
Invitation Homes Inc.	1,753,771	62,399,172
Iron Mountain Inc.	208,220	10,138,232
JBG SMITH Properties	331,033	7,825,620
Kilroy Realty Corp.	333,923	17,474,191
Kimco Realty Corp.	1,735,539	34,311,606
Lamar Advertising Co., Class A	25,862	2,275,080
Life Storage Inc.	241,716	26,990,009
Medical Properties Trust Inc.	1,706,449	26,057,476
Mid-America Apartment Communities Inc.	329,934	57,629,572
National Retail Properties Inc.	504,090	21,675,870
National Storage Affiliates Trust	243,781	12,206,115
Omega Healthcare Investors Inc.	678,743	19,133,765
Park Hotels & Resorts Inc.	656,477	8,908,393
Prologis Inc.(b)	2,120,125	249,432,706
Public Storage	92,586	28,948,865
Rayonier Inc.	418,621	15,648,053
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	1,722,779	$117,596,895
Regency Centers Corp.(b)	492,381	29,203,117
Rexford Industrial Realty Inc.	474,595	27,331,926
SBA Communications Corp.	235,038	75,223,912
Simon Property Group Inc.	482,659	45,813,992
SL Green Realty Corp.	180,730	8,340,689
Spirit Realty Capital Inc.	384,504	14,526,561
STORE Capital Corp.	729,976	19,037,774
Sun Communities Inc.	344,747	54,938,882
UDR Inc.	911,700	41,974,668
Ventas Inc.	1,147,360	59,008,725
VICI Properties Inc.(b)	2,747,331	81,842,990
Vornado Realty Trust	506,952	14,493,758
Welltower Inc.	1,300,011	107,055,906
Weyerhaeuser Co.	2,139,580	70,862,890
WP Carey Inc.	543,231	45,012,121
		2,489,645,087
Food & Staples Retailing — 1.5%
Albertsons Companies Inc., Class A	445,037	11,891,389
BJ's Wholesale Club Holdings Inc.(a)	141,988	8,848,692
Casey's General Stores Inc.(b)	106,502	19,700,740
Grocery Outlet Holding Corp.(a)(b)	229,379	9,778,427
Kroger Co. (The)	1,884,823	89,208,673
Performance Food Group Co.(a)	301,771	13,875,430
U.S. Foods Holding Corp.(a)(b)	640,522	19,651,215
Walgreens Boots Alliance Inc.	2,062,206	78,157,607
Walmart Inc.	4,138,429	503,150,198
		754,262,371
Food Products — 2.0%
Archer-Daniels-Midland Co.	1,603,370	124,421,512
Bunge Ltd.	402,629	36,514,424
Campbell Soup Co.	560,675	26,940,434
Conagra Brands Inc.	1,352,746	46,318,023
Darling Ingredients Inc.(a)	421,661	25,215,328
Flowers Foods Inc.	538,511	14,173,609
Freshpet Inc.(a)	57,563	2,986,944
General Mills Inc.	1,731,923	130,673,590
Hershey Co. (The)	55,159	11,868,010
Hormel Foods Corp.	823,869	39,018,436
Ingredion Inc.	192,595	16,979,175
JM Smucker Co. (The)	301,506	38,595,783
Kellogg Co.	327,917	23,393,599
Kraft Heinz Co. (The)	2,008,876	76,618,531
McCormick & Co. Inc./MD, NVS	720,426	59,975,464
Mondelez International Inc., Class A	3,966,247	246,264,276
Pilgrim's Pride Corp.(a)	60,812	1,899,159
Post Holdings Inc.(a)(b)	153,562	12,645,831
Seaboard Corp.(b)	763	2,962,409
Tyson Foods Inc., Class A	818,698	70,457,150
		1,007,921,687
Gas Utilities — 0.2%
Atmos Energy Corp.	396,558	44,454,152
National Fuel Gas Co.	231,449	15,287,206
UGI Corp.	601,544	23,225,614
		82,966,972
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories.	4,272,842	464,244,283
Align Technology Inc.(a)(b)	56,339	13,333,751
Baxter International Inc.	1,221,339	78,446,604

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	814,679	$200,842,814
Boston Scientific Corp.(a)(b)	4,090,652	152,458,600
Cooper Companies Inc. (The)	139,610	43,714,683
DENTSPLY SIRONA Inc.	608,857	21,754,461
Enovis Corp.(a)(b)	145,454	7,999,970
Envista Holdings Corp.(a)(b)	467,625	18,022,268
Globus Medical Inc., Class A(a)	207,875	11,670,103
Hologic Inc.(a)	706,914	48,989,140
ICU Medical Inc.(a)(b)	47,174	7,754,934
Integra LifeSciences Holdings Corp.(a)	208,073	11,242,184
Intuitive Surgical Inc.(a)	81,271	16,311,902
Masimo Corp.(a)	32,285	4,218,681
Medtronic PLC	3,836,982	344,369,134
QuidelOrtho Corp.(a)	141,927	13,792,466
STERIS PLC	244,927	50,491,701
Stryker Corp.	467,453	92,990,425
Tandem Diabetes Care Inc.(a)	10,103	597,997
Teleflex Inc.	134,813	33,143,776
Zimmer Biomet Holdings Inc.	602,963	63,347,293
		1,699,737,170
Health Care Providers & Services — 3.2%
Acadia Healthcare Co. Inc.(a)(b)	255,860	17,303,812
agilon health Inc.(a)(b)	28,344	618,749
Amedisys Inc.(a)	91,823	9,652,434
Cardinal Health Inc.	782,748	40,914,238
Centene Corp.(a)(b)	1,672,343	141,496,941
Chemed Corp.	27,030	12,687,612
Cigna Corp.	753,738	198,625,038
CVS Health Corp.	3,763,067	348,685,788
Elevance Health Inc.(b)	481,634	232,426,936
Encompass Health Corp.	281,281	15,765,800
HCA Healthcare Inc.	608,705	102,298,962
Henry Schein Inc.(a)(b)	394,205	30,251,292
Humana Inc.	107,044	50,104,085
Laboratory Corp. of America Holdings	266,266	62,402,100
McKesson Corp.	333,865	108,910,102
Molina Healthcare Inc.(a)	37,307	10,431,410
Oak Street Health Inc.(a)(b)	334,530	5,499,673
Premier Inc., Class A	331,294	11,820,570
Quest Diagnostics Inc.	336,159	44,702,424
Signify Health Inc., Class A(a)(b)	200,387	2,765,340
Tenet Healthcare Corp.(a)	305,244	16,043,625
UnitedHealth Group Inc.	241,662	124,124,853
Universal Health Services Inc., Class B(b)	186,536	18,786,040
		1,606,317,824
Health Care Technology — 0.1%
Certara Inc.(a)(b)	118,233	2,537,280
Change Healthcare Inc.(a)	665,125	15,337,782
Definitive Healthcare Corp.(a)(b)	26,794	614,386
Doximity Inc., Class A(a)(b)	147,057	5,120,525
Teladoc Health Inc.(a)(b)	407,150	13,521,452
		37,131,425
Hotels, Restaurants & Leisure — 1.8%
Aramark	666,316	20,409,259
Boyd Gaming Corp.	230,293	11,457,077
Caesars Entertainment Inc.(a)(b)	185,126	7,090,326
Carnival Corp.(a)(b)	2,493,385	21,567,780
Darden Restaurants Inc.	96,664	10,934,632
Domino's Pizza Inc.(b)	27,769	10,821,857
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings Inc.	218,293	$24,326,572
Hyatt Hotels Corp., Class A(a)	145,355	10,743,188
Las Vegas Sands Corp.(a)	595,672	20,008,622
Marriott Vacations Worldwide Corp.	115,750	13,450,150
McDonald's Corp.	1,606,002	396,489,774
MGM Resorts International.	1,022,649	29,605,689
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,112,721	12,373,457
Penn National Gaming Inc.(a)	477,255	14,518,097
Planet Fitness Inc., Class A(a)(b)	62,942	4,280,685
Royal Caribbean Cruises Ltd.(a)	632,966	22,096,843
Six Flags Entertainment Corp.(a)	106,927	2,320,316
Starbucks Corp.	2,109,977	161,181,143
Travel + Leisure Co.	64,063	2,486,926
Vail Resorts Inc.	6,236	1,359,760
Wyndham Hotels & Resorts Inc.	79,589	5,230,589
Wynn Resorts Ltd.(a)(b)	266,634	15,192,805
Yum! Brands Inc.	728,300	82,669,333
		900,614,880
Household Durables — 0.5%
DR Horton Inc.	441,843	29,245,588
Garmin Ltd.	443,025	43,527,206
Leggett & Platt Inc.	379,638	13,127,882
Lennar Corp., Class A	730,981	51,585,329
Lennar Corp., Class B	38,632	2,268,085
Mohawk Industries Inc.(a)	151,120	18,752,481
Newell Brands Inc.	1,084,697	20,652,631
NVR Inc.(a)	2,411	9,653,982
PulteGroup Inc.	413,783	16,398,220
Tempur Sealy International Inc.	491,940	10,512,758
Toll Brothers Inc.	152,212	6,788,655
TopBuild Corp.(a)(b)	11,968	2,000,571
Whirlpool Corp.	157,600	24,407,512
		248,920,900
Household Products — 1.5%
Church & Dwight Co. Inc.	381,870	35,384,074
Clorox Co. (The)	60,557	8,537,326
Colgate-Palmolive Co.	916,925	73,482,369
Kimberly-Clark Corp.	393,851	53,228,963
Procter & Gamble Co. (The)	3,938,305	566,288,876
Reynolds Consumer Products Inc.	151,271	4,125,160
Spectrum Brands Holdings Inc.	112,255	9,207,155
		750,253,923
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,572,337	33,034,801
Brookfield Renewable Corp., Class A	366,846	13,063,386
Vistra Corp.	518,626	11,850,604
		57,948,791
Industrial Conglomerates — 1.3%
3M Co.	1,628,524	210,747,291
General Electric Co.	2,966,076	188,850,059
Honeywell International Inc.	1,380,183	239,889,607
		639,486,957
Insurance — 3.5%
Aflac Inc.	1,826,750	101,074,077
Alleghany Corp.(a)(b)	31,997	26,656,701
Allstate Corp. (The)	784,878	99,467,589
American Financial Group Inc./OH	194,537	27,003,681
American International Group Inc.	2,278,751	116,512,539
Aon PLC, Class A	35,218	9,497,590

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Arch Capital Group Ltd.(a)(b)	699,242	$31,808,519
Arthur J Gallagher & Co.	526,715	85,875,614
Assurant Inc.	145,285	25,112,512
Assured Guaranty Ltd.	176,899	9,869,195
Axis Capital Holdings Ltd.	225,172	12,855,069
Brighthouse Financial Inc.(a)	213,224	8,746,448
Brown & Brown Inc.(b)	627,702	36,620,135
Chubb Ltd.	1,210,174	237,896,005
Cincinnati Financial Corp.	449,424	53,472,468
CNA Financial Corp.	68,934	3,095,137
Erie Indemnity Co., Class A, NVS	18,603	3,575,311
Everest Re Group Ltd.	77,275	21,658,637
Fidelity National Financial Inc.	766,756	28,339,302
First American Financial Corp.	293,397	15,526,569
Globe Life Inc.	260,033	25,345,416
Hanover Insurance Group Inc. (The)	102,358	14,969,857
Hartford Financial Services Group Inc. (The)	937,699	61,353,646
Kemper Corp.	182,486	8,741,079
Lincoln National Corp.	390,534	18,265,275
Loews Corp.	584,389	34,630,892
Markel Corp.(a)(b)	29,604	38,285,373
Marsh & McLennan Companies Inc.	154,899	24,048,070
MetLife Inc.	1,972,163	123,832,115
Old Republic International Corp.	817,028	18,268,746
Primerica Inc.	111,712	13,370,809
Principal Financial Group Inc.	717,623	47,930,040
Progressive Corp. (The)	219,124	25,477,547
Prudential Financial Inc.	1,073,242	102,687,795
Reinsurance Group of America Inc.	191,995	22,519,094
RenaissanceRe Holdings Ltd.	56,664	8,860,550
Travelers Companies Inc. (The)	685,668	115,967,029
Unum Group	573,280	19,502,986
W R Berkley Corp.	591,589	40,381,865
White Mountains Insurance Group Ltd.(b)	7,988	9,954,086
Willis Towers Watson PLC	318,696	62,907,403
		1,791,962,771
Interactive Media & Services — 2.7%
Alphabet Inc., Class A(a)	112,243	244,606,680
Alphabet Inc., Class C, NVS(a)	102,503	224,220,187
IAC/InterActiveCorp.(a)(b)	223,512	16,980,207
Match Group Inc.(a)	51,552	3,592,659
Meta Platforms Inc, Class A(a)	5,180,455	835,348,369
Pinterest Inc., Class A(a)	1,301,124	23,628,412
TripAdvisor Inc.(a)	269,577	4,798,470
Twitter Inc.(a)	159,682	5,970,510
		1,359,145,494
Internet & Direct Marketing Retail — 0.1%
DoorDash Inc., Class A(a)(b)	82,565	5,298,196
eBay Inc.(b)	1,399,902	58,333,916
Wayfair Inc., Class A(a)(b)	80,808	3,519,997
		67,152,109
IT Services — 2.4%
Affirm Holdings Inc.(a)(b)	504,162	9,105,166
Akamai Technologies Inc.(a)(b)	452,884	41,361,896
Amdocs Ltd.	352,133	29,336,200
Automatic Data Processing Inc.(b)	98,490	20,686,840
Block Inc.(a)	1,479,567	90,934,188
Broadridge Financial Solutions Inc.	32,380	4,615,769
Cognizant Technology Solutions Corp., Class A	1,488,528	100,460,755
Security	Shares	Value

IT Services (continued)
Concentrix Corp.(b)	124,022	$16,822,344
DXC Technology Co.(a)	702,931	21,305,839
Euronet Worldwide Inc.(a)(b)	33,163	3,335,866
Fidelity National Information Services Inc.	1,749,214	160,350,447
Fiserv Inc.(a)	1,552,305	138,108,576
Genpact Ltd.	244,977	10,377,226
Global Payments Inc.(b)	798,703	88,368,500
GoDaddy Inc., Class A(a)	400,961	27,890,847
International Business Machines Corp.	856,756	120,965,380
Kyndryl Holdings Inc.(a)	517,891	5,064,974
Okta Inc.(a)	308,159	27,857,573
PayPal Holdings Inc.(a)	2,303,338	160,865,126
Snowflake Inc., Class A(a)(b)	36,992	5,144,107
SS&C Technologies Holdings Inc.	641,239	37,236,749
Switch Inc., Class A	169,546	5,679,791
Twilio Inc., Class A(a)(b)	306,611	25,697,068
VeriSign Inc.(a)	246,060	41,173,220
Western Union Co. (The)	734,169	12,091,763
WEX Inc.(a)	35,622	5,541,358
Wix.com Ltd.(a)(b)	34,224	2,243,383
		1,212,620,951
Leisure Products — 0.1%
Brunswick Corp./DE	177,449	11,601,615
Hasbro Inc.	377,511	30,910,601
Mattel Inc.(a)	522,907	11,676,513
Peloton Interactive Inc., Class A(a)	855,321	7,851,847
Polaris Inc.	42,049	4,174,625
		66,215,201
Life Sciences Tools & Services — 2.4%
10X Genomics Inc., Class A(a)	27,158	1,228,900
Agilent Technologies Inc.	86,587	10,283,938
Avantor Inc.(a)	124,352	3,867,347
Azenta Inc.	212,691	15,335,021
Bio-Rad Laboratories Inc., Class A(a)	61,429	30,407,355
Charles River Laboratories International Inc.(a)(b)	10,380	2,221,009
Danaher Corp.	1,731,984	439,092,584
Illumina Inc.(a)	451,573	83,251,998
PerkinElmer Inc.(b)	362,469	51,550,341
QIAGEN NV(a)(b)	651,787	30,764,346
Repligen Corp.(a)	45,738	7,427,851
Syneos Health Inc., Class A(a)	242,900	17,411,072
Thermo Fisher Scientific Inc.	986,207	535,786,539
		1,228,628,301
Machinery — 1.7%
AGCO Corp.(b)	151,708	14,973,580
Allison Transmission Holdings Inc.	56,132	2,158,275
Caterpillar Inc.	196,991	35,214,111
Crane Holdings Co.	133,618	11,699,592
Cummins Inc.	405,091	78,397,261
Donaldson Co. Inc.	294,872	14,195,138
Dover Corp.	413,475	50,162,787
Esab Corp.(b)	145,630	6,371,312
Flowserve Corp.(b)	371,820	10,645,207
Fortive Corp.	1,030,944	56,062,735
Gates Industrial Corp. PLC(a)(b)	318,039	3,438,002
Graco Inc.	151,443	8,997,229
IDEX Corp.	179,468	32,596,773
Illinois Tool Works Inc.	89,142	16,246,129
Ingersoll Rand Inc.(b)	1,167,417	49,124,907

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ITT Inc.	236,564	$15,906,563
Middleby Corp. (The)(a)	145,418	18,229,600
Nordson Corp.(b)	127,504	25,811,910
Oshkosh Corp.	186,041	15,281,408
Otis Worldwide Corp.	1,067,890	75,467,786
PACCAR Inc.	980,619	80,744,168
Parker-Hannifin Corp.	284,373	69,969,977
Pentair PLC	474,204	21,704,317
Snap-on Inc.	151,087	29,768,672
Stanley Black & Decker Inc.	433,389	45,445,171
Timken Co. (The)	183,335	9,725,922
Westinghouse Air Brake Technologies Corp.	518,128	42,527,946
Xylem Inc./NY(b)	440,334	34,425,312
		875,291,790
Marine — 0.0%
Kirby Corp.(a)	173,828	10,575,696
Media — 1.5%
Altice USA Inc., Class A(a)	600,884	5,558,177
Cable One Inc.	6,542	8,434,731
Comcast Corp., Class A	12,765,979	500,937,016
DISH Network Corp., Class A(a)(b)	719,896	12,907,735
Fox Corp., Class A, NVS(a)	891,541	28,671,959
Fox Corp., Class B(a)	420,669	12,493,869
Interpublic Group of Companies Inc. (The)	1,129,788	31,103,064
Liberty Broadband Corp., Class A(a)(b)	32,040	3,638,142
Liberty Broadband Corp., Class C, NVS(a)(b)	198,346	22,936,731
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	155,754	5,613,374
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	321,132	11,576,809
New York Times Co. (The), Class A	465,158	12,977,908
News Corp., Class A, NVS(a)	1,098,136	17,108,959
News Corp., Class B(a)	356,007	5,656,951
Nexstar Media Group Inc., Class A	99,416	16,192,878
Omnicom Group Inc.	587,164	37,349,502
Paramount Global, Class A(b)	35,851	977,298
Paramount Global, Class B, NVS	1,657,267	40,901,350
Sirius XM Holdings Inc.(b)	2,038,397	12,495,374
		787,531,827
Metals & Mining — 1.0%
Alcoa Corp.(b)	529,530	24,135,977
Cleveland-Cliffs Inc.(a)(b)	1,489,307	22,890,649
Freeport-McMoRan Inc.	4,155,994	121,604,385
Newmont Corp.	2,284,539	136,318,442
Nucor Corp.	762,557	79,618,576
Reliance Steel & Aluminum Co.	177,110	30,083,905
Royal Gold Inc.	176,062	18,799,900
Southern Copper Corp.	83,898	4,178,959
SSR Mining Inc.(b)	608,795	10,166,877
Steel Dynamics Inc.	514,104	34,007,980
U.S. Steel Corp.(b)	742,008	13,289,363
		495,095,013
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	1,484,614	16,434,677
Annaly Capital Management Inc.	4,477,188	26,460,181
New Residential Investment Corp.	1,245,843	11,611,257
Starwood Property Trust Inc.	843,672	17,624,308
		72,130,423
Multi-Utilities — 1.7%
Ameren Corp.	739,720	66,841,099
Security	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy Inc.	1,810,840	$53,564,647
CMS Energy Corp.	832,078	56,165,265
Consolidated Edison Inc.	1,014,447	96,473,910
Dominion Energy Inc.	2,326,015	185,639,257
DTE Energy Co.	554,463	70,278,185
NiSource Inc.	1,166,809	34,409,198
Public Service Enterprise Group Inc.	1,422,879	90,039,783
Sempra Energy	904,686	135,947,165
WEC Energy Group Inc.	901,704	90,747,491
		880,106,000
Multiline Retail — 0.4%
Dollar Tree Inc.(a)(b)	421,504	65,691,398
Kohl's Corp.	367,688	13,122,785
Macy's Inc.	817,284	14,972,643
Nordstrom Inc.	26,071	550,880
Ollie's Bargain Outlet Holdings Inc.(a)(b)	167,658	9,849,908
Target Corp.	598,245	84,490,141
		188,677,755
Oil, Gas & Consumable Fuels — 6.7%
Antero Midstream Corp.	979,742	8,866,665
Antero Resources Corp.(a)	294,593	9,029,275
APA Corp.	968,524	33,801,488
Cheniere Energy Inc.	309,182	41,130,481
Chesapeake Energy Corp.	366,252	29,703,037
Chevron Corp.	5,641,666	816,800,403
ConocoPhillips	3,714,262	333,577,870
Continental Resources Inc./OK	25,658	1,676,750
Coterra Energy Inc.	1,912,007	49,310,661
Devon Energy Corp.	966,799	53,280,293
Diamondback Energy Inc.	218,365	26,454,920
DTE Midstream LLC(a)	280,443	13,747,316
EOG Resources Inc.	453,070	50,037,051
EQT Corp.	1,058,881	36,425,506
Exxon Mobil Corp.	12,102,487	1,036,456,987
Hess Corp.(b)	175,941	18,639,190
HF Sinclair Corp.	431,045	19,465,992
Kinder Morgan Inc.	5,712,272	95,737,679
Marathon Oil Corp.	2,027,438	45,576,806
Marathon Petroleum Corp.	1,553,518	127,714,715
Occidental Petroleum Corp.(b)	410,352	24,161,526
ONEOK Inc.	1,133,313	62,898,872
Ovintiv Inc.	213,699	9,443,359
PDC Energy Inc.	126,063	7,766,741
Phillips 66	1,376,958	112,896,786
Pioneer Natural Resources Co.	311,810	69,558,575
Range Resources Corp.(a)	256,722	6,353,870
Southwestern Energy Co.(a)	2,969,025	18,556,406
Valero Energy Corp.	1,131,756	120,283,028
Williams Companies Inc. (The)	3,501,044	109,267,583
		3,388,619,831
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	211,220	11,070,040
Personal Products — 0.0%
Coty Inc., Class A(a)	956,911	7,664,857
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	6,113,890	470,769,530
Catalent Inc.(a)	334,048	35,840,010
Elanco Animal Health Inc.(a)(b)	1,279,435	25,115,309

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	450,883	$146,189,795
Jazz Pharmaceuticals PLC(a)	175,069	27,312,515
Johnson & Johnson	7,555,265	1,341,135,090
Merck & Co. Inc.	4,219,350	384,678,140
Organon & Co.	730,156	24,642,765
Perrigo Co. PLC	391,671	15,890,092
Pfizer Inc.	16,225,479	850,701,864
Royalty Pharma PLC, Class A	1,054,406	44,327,228
Viatris Inc.	3,482,123	36,457,828
		3,403,060,166
Professional Services — 0.6%
CACI International Inc., Class A(a)	65,904	18,570,429
Clarivate PLC(a)(b)	1,376,610	19,079,815
CoStar Group Inc.(a)	967,482	58,445,588
Dun & Bradstreet Holdings Inc.(a)(b)	722,225	10,855,042
Equifax Inc.	174,681	31,928,193
FTI Consulting Inc.(a)(b)	55,209	9,984,548
Jacobs Engineering Group Inc.	367,294	46,694,086
KBR Inc.	140,122	6,780,503
Leidos Holdings Inc.	388,946	39,170,752
ManpowerGroup Inc.	147,376	11,261,000
Nielsen Holdings PLC	1,029,219	23,898,465
Robert Half International Inc.	30,448	2,280,251
Science Applications International Corp.	159,448	14,844,609
TransUnion(b)	147,669	11,812,043
		305,605,324
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	485,673	35,750,389
Howard Hughes Corp. (The)(a)(b)	108,656	7,394,041
Jones Lang LaSalle Inc.(a)	141,323	24,711,740
Opendoor Technologies Inc.(a)(b)	923,159	4,348,079
WeWork Inc., Class A(a)(b)	373,217	1,873,549
Zillow Group Inc., Class A(a)(b)	156,960	4,992,898
Zillow Group Inc., Class C, NVS(a)	442,004	14,033,627
		93,104,323
Road & Rail — 0.8%
AMERCO	25,668	12,275,208
Avis Budget Group Inc.(a)	85,396	12,560,044
CSX Corp.	4,674,364	135,837,018
Hertz Global Holdings Inc.(a)(b)	669,037	10,597,546
JB Hunt Transport Services Inc.	25,453	4,008,084
Knight-Swift Transportation Holdings Inc.	456,350	21,124,441
Landstar System Inc.	8,969	1,304,272
Lyft Inc., Class A(a)	176,045	2,337,878
Norfolk Southern Corp.	681,738	154,952,230
Ryder System Inc.	142,043	10,093,576
Schneider National Inc., Class B	164,067	3,671,819
Uber Technologies Inc.(a)(b)	728,214	14,899,258
XPO Logistics Inc.(a)	271,622	13,081,315
		396,742,689
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices Inc.(a)	984,483	75,283,415
Analog Devices Inc.	1,196,116	174,740,586
Cirrus Logic Inc.(a)	166,741	12,095,392
First Solar Inc.(a)	305,711	20,828,090
GLOBALFOUNDRIES Inc.(a)(b)	136,043	5,487,975
Intel Corp.	11,747,706	439,481,681
Marvell Technology Inc.	2,428,536	105,714,172
Microchip Technology Inc.	225,812	13,115,161
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology Inc.	2,592,863	$143,333,467
MKS Instruments Inc.	159,385	16,357,683
ON Semiconductor Corp.(a)(b)	468,902	23,590,460
Qorvo Inc.(a)(b)	310,742	29,309,185
Skyworks Solutions Inc.	462,027	42,802,181
Teradyne Inc.	42,744	3,827,725
Texas Instruments Inc.	835,595	128,389,172
Wolfspeed Inc.(a)(b)	334,637	21,232,718
		1,255,589,063
Software — 1.8%
Ansys Inc.(a)	118,251	28,296,282
Bill.com Holdings Inc.(a)(b)	280,223	30,807,717
Black Knight Inc.(a)	402,793	26,338,634
CCC Intelligent Solutions Holdings Inc.(a)	297,182	2,734,074
CDK Global Inc.	57,434	3,145,660
Ceridian HCM Holding Inc.(a)	318,542	14,996,957
Citrix Systems Inc.	191,917	18,648,575
Coupa Software Inc.(a)	95,929	5,477,546
Dolby Laboratories Inc., Class A(b)	185,938	13,305,723
DoubleVerify Holdings Inc.(a)(b)	23,633	535,760
Dropbox Inc., Class A(a)	54,732	1,148,825
Guidewire Software Inc.(a)(b)	242,584	17,221,038
Informatica Inc. , Class A(a)(b)	86,394	1,794,403
Jamf Holding Corp.(a)(b)	22,057	546,352
Mandiant Inc.(a)(b)	659,772	14,396,225
Manhattan Associates Inc.(a)	69,072	7,915,651
nCino Inc.(a)	129,718	4,010,881
NCR Corp.(a)(b)	346,179	10,769,629
NortonLifeLock Inc.	1,041,556	22,872,570
Nutanix Inc., Class A(a)(b)	289,621	4,237,155
Oracle Corp.	1,354,084	94,609,849
Paycor HCM Inc.(a)(b)	135,599	3,525,574
Procore Technologies Inc.(a)(b)	56,844	2,580,149
Roper Technologies Inc.	303,583	119,809,031
Salesforce Inc.(a)	2,171,560	358,394,263
SentinelOne Inc., Class A(a)	146,216	3,411,219
Teradata Corp.(a)	137,095	5,073,886
Tyler Technologies Inc.(a)(b)	13,829	4,597,866
UiPath Inc., Class A(a)	972,938	17,697,742
Unity Software Inc.(a)(b)	195,605	7,202,176
VMware Inc., Class A	308,075	35,114,389
Zoom Video Communications Inc., Class A(a)	359,792	38,846,742
		920,062,543
Specialty Retail — 1.4%
Advance Auto Parts Inc.	161,619	27,974,633
AutoNation Inc.(a)	110,626	12,363,562
AutoZone Inc.(a)(b)	5,260	11,304,371
Bath & Body Works Inc.	686,447	18,479,153
Best Buy Co. Inc.	396,915	25,874,889
Burlington Stores Inc.(a)(b)	11,716	1,596,071
CarMax Inc.(a)(b)	407,469	36,867,795
Dick's Sporting Goods Inc.	159,481	12,020,083
GameStop Corp., Class A(a)(b)	192,733	23,571,246
Gap Inc. (The)	520,378	4,287,915
Home Depot Inc. (The)	1,245,817	341,690,229
Leslie's Inc.(a)	32	486
Lithia Motors Inc.(b)	81,882	22,501,992
Lowe's Companies Inc.	260,530	45,506,775
O'Reilly Automotive Inc.(a)	111,163	70,228,337
Penske Automotive Group Inc.	78,876	8,257,528

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Petco Health & Wellness Co. Inc.(a)(b)	231,152	$3,407,180
RH(a)	31,272	6,637,795
Ross Stores Inc.	571,169	40,113,199
Victoria's Secret & Co.(a)(b)	67,724	1,894,240
Williams-Sonoma Inc.	41,772	4,634,603
		719,212,082
Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies Inc., Class C	650,825	30,074,623
Hewlett Packard Enterprise Co.	3,732,730	49,496,000
HP Inc.	1,638,944	53,724,585
Western Digital Corp.(a)(b)	900,805	40,383,088
		173,678,296
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)(b)	415,875	17,055,034
Carter's Inc.	108,071	7,616,844
Columbia Sportswear Co.	103,266	7,391,780
Deckers Outdoor Corp.(a)(b)	9,121	2,329,047
Hanesbrands Inc.	1,001,027	10,300,568
PVH Corp.	186,590	10,616,971
Ralph Lauren Corp.	132,626	11,889,921
Skechers U.S.A. Inc., Class A(a)	321,119	11,425,414
Tapestry Inc.	650,547	19,854,695
Under Armour Inc., Class A(a)	491,851	4,097,119
Under Armour Inc., Class C, NVS(a)	626,630	4,749,855
VF Corp.	1,004,208	44,355,867
		151,683,115
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	846,240	10,662,624
New York Community Bancorp. Inc.	1,345,599	12,285,319
Rocket Companies Inc., Class A	149,598	1,101,041
TFS Financial Corp.	160,572	2,204,654
UWM Holdings Corp.(b)	76	269
		26,253,907
Tobacco — 1.3%
Altria Group Inc.	5,196,527	217,058,933
Philip Morris International Inc.	4,448,443	439,239,262
		656,298,195
Trading Companies & Distributors — 0.2%
Air Lease Corp.	295,245	9,870,040
Security	Shares	Value

Trading Companies & Distributors (continued)
Core & Main Inc., Class A(a)(b)	113,880	$2,539,524
MSC Industrial Direct Co. Inc., Class A	132,748	9,970,702
SiteOne Landscape Supply Inc.(a)(b)	50,115	5,957,170
United Rentals Inc.(a)(b)	111,112	26,990,216
Univar Solutions Inc.(a)(b)	485,397	12,071,824
Watsco Inc.	43,878	10,478,944
WESCO International Inc.(a)	60,250	6,452,775
		84,331,195
Water Utilities — 0.2%
American Water Works Co. Inc.	522,924	77,795,404
Essential Utilities Inc.	664,931	30,487,086
		108,282,490
Wireless Telecommunication Services — 0.4%
T-Mobile U.S. Inc.(a)	1,709,930	230,053,982
Total Long-Term Investments — 99.7%
(Cost: $48,321,932,579)		50,773,459,838

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	632,232,373	632,169,150
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	64,900,000	64,900,000
Total Short-Term Securities — 1.4%
(Cost: $696,908,642)		697,069,150
Total Investments in Securities — 101.1%
(Cost: $49,018,841,221)		51,470,528,988
Liabilities in Excess of Other Assets — (1.1)%		(569,704,287)
Net Assets — 100.0%		$50,900,824,701

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$555,372,018	$76,712,032	(a)	$—		$101	$84,999	$632,169,150	632,232,373	$634,501	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	115,810,000	—		(50,910,000	)(a)	—	—	64,900,000	64,900,000	129,862		—
BlackRock Inc.	303,843,926	33,397,658		(12,898,787)		5,185,713	(67,177,222)	262,351,288	430,762	1,944,983		—
						$5,185,814	$(67,092,223)	$959,420,438		$2,709,346		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DIJA Mini e-CBOT Index	315	09/16/22	$48,480	$(1,167,510)
S&P 500 E-Mini Index	161	09/16/22	30,506	(327,498)
S&P Mid 400 E-Mini Index	193	09/16/22	43,772	(2,111,134)
				$(3,606,142)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,772,963,354	$496,484	$—	$50,773,459,838
Money Market Funds	697,069,150	—	—	697,069,150
	$51,470,032,504	$496,484	$—	$51,470,528,988
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,606,142)	$—	$—	$(3,606,142)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust